Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating activities:
Loss for the period	$ (908,660)	$ (10,677,419)
Items not involving cash:
Finance expense		680
Share-based compensation		663,252
Depreciation	654	1,074
Loss from revaluation of settlement agreement	(191,884)	128,100
Change in benefits to employees	3,456	918
Loss from revaluation of warrants		7,314,179
Unrealized foreign exchange loss (gain)	(563)	16,042
Changes in non-cash working capital items:
Trade receivables	567	(3,578)
Other receivables	473,290	129,587
Trade payables and accrued liabilities	(11,819)	174,199
Inventory	(7,888)
Deferred revenue	(36,378)	(26,368)
Prepaid expenses	30,781	(58,983)
Related parties	(13,607)	(68,187)
Net cash used in operating activities	(662,051)	(2,406,504)
Investing activities:
Purchase of property and equipment	(1,760)	(1,300)
Investment accounted for using the equity method	(801,493)
Net cash used in investing activities	(803,253)	(1,300)
Financing activities:
Proceeds from public offering, net		20,734,691
Repayment of long-term loan		(14,112)
Net cash provided by financing activities		20,720,579
Net Increase (decrease) in cash	(1,465,304)	18,312,775
Effect of foreign exchange rate changes on cash	235,371	31,949
Cash at beginning of period	15,231,108	4,617,034
Cash at end of period	14,001,175	22,961,758
Supplemental disclosure of cash flow information
Cash paid during the period for interest		$ 680